Basis of Presentation and General information (Policies)	9 Months Ended
Sep. 30, 2019
Basis of Presentation and General information [Abstract]
Principles of Consolidation
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Castor and its wholly owned subsidiaries, collectively the “Company”, and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended September 30, 2018 and the transition report for the period from October 1, 2018 to December 31, 2018, filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 31, 2019 and December 16, 2019, respectively.

Change of Fiscal Year
On September 27, 2019, the Company’s Board of Director authorized a change in Castor’s fiscal year end from September 30 to December 31 of each year. As a result, our unaudited interim condensed consolidated financial statements have been prepared on the basis of the new fiscal year end, but consistently with the preparation of the annual financial statements. In the opinion of management, these financial statements reflect all adjustments which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2019.